UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-6264

        Nuveen New Jersey Investment Quality Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois, 60606
Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois, 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            06/30

Date of reporting period:          09/30/04

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen New Jersey Investment Quality Municipal Fund, Inc. (NQJ)
September 30, 2004

Principal		Optional Call		Market
Amount (000)	Description(1)	Provisions*	Ratings**	Value

	Consumer Staples - 5.2%

	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series
	2002:
$8,855	5.750%, 6/01/32	6/12 at 100.00	BBB	$ 8,182,020
3,000	6.000%, 6/01/37	6/12 at 100.00	BBB	2,601,000

	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series
	2003:
3,200	6.125%, 6/01/24	6/13 at 100.00	BBB	3,107,200
2,625	6.375%, 6/01/32	6/13 at 100.00	BBB	2,438,783

	Education and Civic Organizations - 18.1%

2,500	Bergen County Improvement Authority, New Jersey, Revenue Bonds, Yeshiva Ktana of Passaic Project,	9/12 at 101.00	N/R	2,606,150
	Series 2002, 6.000%, 9/15/27

3,190	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2000A,	6/10 at 101.00	AAA	3,265,826
	6.125%, 6/01/17 (Alternative Minimum Tax) - MBIA Insured

	New Jersey Educational Facilities Authority, Revenue Bonds, St. Peter's College, Series 1998B:
1,000	5.375%, 7/01/18	7/08 at 102.00	BB+	938,820
1,750	5.500%, 7/01/27	7/08 at 102.00	BB+	1,596,525

1,000	New Jersey Educational Facilities Authority, Revenue Bonds, Ramapo College, Series 2001D, 5.000%,	7/11 at 100.00	AAA	1,021,470
	7/01/31 - AMBAC Insured

	New Jersey Educational Facilities Authority, Revenue Bonds, New Jersey Institute of Technology,
	Series 2001G:
1,000	5.250%, 7/01/20 - MBIA Insured	7/11 at 100.00	AAA	1,092,250
1,945	5.250%, 7/01/21 - MBIA Insured	7/11 at 100.00	AAA	2,108,088

1,050	New Jersey Educational Facilities Authority, Revenue Refunding Bonds, Rider University, Series	7/12 at 100.00	AA	1,113,945
	2002A, 5.000%, 7/01/17 - RAAI Insured

2,000	New Jersey Educational Facilities Authority, Revenue Bonds, New Jersey City University, Series	7/12 at 100.00	AAA	2,047,600
	2002A, 5.000%, 7/01/32 - AMBAC Insured

2,000	New Jersey Educational Facilities Authority, Revenue Bonds, Fairleigh Dickinson University, Series	7/13 at 100.00	A	1,992,000
	2002D, 5.250%, 7/01/32 - ACA Insured

1,500	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Series 2003D, 5.250%,	7/13 at 100.00	AAA	1,636,650
	7/01/20 - FGIC Insured

1,300	New Jersey Educational Facilities Authority, Revenue Bonds, Rowan University, Series 2003I,	7/13 at 100.00	AAA	1,397,578
	5.125%, 7/01/21 - FGIC Insured

1,500	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series	7/14 at 100.00	AAA	1,613,115
	2004L, 5.125%, 7/01/22 - MBIA Insured

1,495	New Jersey Educational Facilities Authority, Revenue Bonds, Ramapo College, Series 2004H, 5.000%,	7/14 at 100.00	AAA	1,645,741
	7/01/16 - FGIC Insured

	New Jersey Educational Facilities Authority, Revenue Bonds, New Jersey Institute of Technology,
	Series 2004B:
2,285	5.000%, 7/01/18 - AMBAC Insured	1/14 at 100.00	AAA	2,477,603
1,260	5.000%, 7/01/19 - AMBAC Insured	1/14 at 100.00	AAA	1,359,099
2,510	4.750%, 7/01/20 - AMBAC Insured	1/14 at 100.00	AAA	2,621,645
2,060	4.250%, 7/01/24 - AMBAC Insured	1/14 at 100.00	AAA	1,996,882

610	New Jersey Educational Facilities, Revenue Bonds, Rider University, Series 2004A, 5.500%, 7/01/23	7/14 at 100.00	AA	658,684

500	New Jersey Educational Facilities Authority, Revenue Bonds, Fairleigh Dickinson University, Series	7/14 at 100.00	N/R	515,370
	2004C, 5.500%, 7/01/23

	New Jersey Educational Facilities Authority, Revenue Bonds, Rowan University, Series 2004C:
1,000	5.000%, 7/01/15 - MBIA Insured	7/14 at 100.00	AAA	1,106,860
1,195	5.000%, 7/01/20 - MBIA Insured	7/14 at 100.00	AAA	1,285,151
1,875	5.000%, 7/01/24 - MBIA Insured	7/14 at 100.00	AAA	1,970,138

4,075	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, New Jersey Class Loan	6/07 at 102.00	AAA	4,126,386
	Program, Series 1997A, 5.800%, 6/01/16 (Alternative Minimum Tax) - MBIA Insured

4,235	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing	9/11 at 100.00	BBB	4,383,691
	Authority, Higher Education Revenue Bonds, University of the Sacred Heart, Series 2001, 5.250%,
	9/01/21

	University of Medicine and Dentistry, New Jersey, Certificates of Participation, Series 2003:
1,945	5.000%, 4/15/20 - AMBAC Insured	4/13 at 100.00	AAA	2,076,540
1,370	5.000%, 4/15/22 - AMBAC Insured	4/13 at 100.00	AAA	1,444,432

	University of Medicine and Dentistry, New Jersey, Revenue Bonds, Series 2002A:
2,100	5.000%, 12/01/24 - AMBAC Insured	12/12 at 100.00	AAA	2,189,208
4,000	5.500%, 12/01/27 - AMBAC Insured	12/12 at 100.00	AAA	4,347,280

	Healthcare - 16.6%

1,000	Camden County Improvement Authority, New Jersey, Revenue Bonds, Cooper Health System, Series 2004A,	8/14 at 100.00	BBB	1,008,540
	5.750%, 2/15/34

1,500	New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds, St. Elizabeth	7/07 at 102.00	BBB-	1,483,320
	Hospital Obligated Group, Series 1997, 6.000%, 7/01/27

5,750	New Jersey Health Care Facilities Financing Authority, FHA-Insured Mortgage Revenue Bonds, Jersey	8/11 at 100.00	AAA	5,839,758
	City Medical Center, Series 2001, 5.000%, 8/01/41 - AMBAC Insured

3,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Kennedy Health System, Series	7/11 at 100.00	A3	3,150,540
	2001, 5.500%, 7/01/21

3,135	New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds, Bayshore Community	1/12 at 100.00	AA	3,200,396
	Hospital, Series 2002, 5.125%, 7/01/32 - RAAI Insured

7,860	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, South Jersey Hospital System,	7/12 at 100.00	Baa1	8,356,516
	Series 2002, 5.875%, 7/01/21

3,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Somerset Medical Center,	7/13 at 100.00	Baa2	2,984,700
	Series 2003, 5.500%, 7/01/33

	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Robert Wood Johnson
	University Hospital, Series 2000:
3,850	5.750%, 7/01/25	7/10 at 100.00	A	4,156,999
2,000	5.750%, 7/01/31	7/10 at 100.00	A	2,141,520

4,320	New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds, St. Barnabas	7/08 at 101.00	Aaa	4,436,294
	Healthcare System, West Hudson Hospital Obligated Group, Series 1998A, 5.000%, 7/01/23 - MBIA
	Insured

5,040	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Society of the Valley	7/10 at 100.00	AAA	5,368,406
	Hospital Obligated Group, Series 2000, 5.375%, 7/01/31 - AMBAC Insured

2,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, St. Peter's University	7/10 at 100.00	BBB+	2,244,680
	Hospital, Series 2000A, 6.875%, 7/01/20

3,500	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Meridian Health System	7/09 at 101.00	AAA	3,667,615
	Obligated Group, Series 1999, 5.250%, 7/01/29 - FSA Insured

3,905	Newark, New Jersey, GNMA Collateralized Health Care Facility Revenue Bonds, New Community Urban	6/12 at 102.00	Aaa	4,080,686
	Renewal Corporation, Series 2001A, 5.200%, 6/01/30

	Housing/Multifamily - 4.2%

995	Long Branch Housing Finance Corporation New Jersey, Housing Revenue Bonds, Washington Manor	10/04 at 100.00	N/R	1,000,811
	Associates Ltd. Section 8 Assisted Elderly Project, Series 1980, 10.000%, 10/01/11

4,500	New Jersey Housing and Mortgage Finance Agency, Multifamily Housing Revenue Bonds, Series 1995A,	5/05 at 102.00	AAA	4,637,025
	6.000%, 11/01/14 - AMBAC Insured

4,500	New Jersey Housing and Mortgage Finance Agency, Multifamily Housing Revenue Bonds, Series 1996A,	5/06 at 102.00	AAA	4,668,795
	6.250%, 5/01/28 (Alternative Minimum Tax) - AMBAC Insured

2,743	Newark Housing Authority, New Jersey, GNMA Collateralized Housing Revenue Bonds, Fairview	10/09 at 102.00	Aaa	2,914,726
	Apartments Project, Series 2000A, 6.400%, 10/20/34 (Alternative Minimum Tax)

	Housing/Single Family - 4.4%

3,545	New Jersey Housing and Mortgage Finance Agency, Home Buyer Program Revenue Bonds, Series 1997U,	10/07 at 101.50	AAA	3,672,585
	5.850%, 4/01/29 (Alternative Minimum Tax) - MBIA Insured

4,135	New Jersey Housing and Mortgage Finance Agency, Home Buyer Program Revenue Bonds, Series 2000CC,	10/10 at 100.00	AAA	4,199,010
	5.875%, 10/01/31 (Alternative Minimum Tax) - MBIA Insured

2,855	Puerto Rico Housing Finance Corporation, Mortgage-Backed Securities, Home Mortgage Revenue Bonds,	6/11 at 100.00	AAA	2,934,740
	Series 2001A, 5.200%, 12/01/33

2,855	Puerto Rico Housing Finance Corporation, Mortgage-Backed Securities, Home Mortgage Revenue Bonds,	6/11 at 100.00	AAA	2,927,089
	Series 2001B, 5.300%, 12/01/28 (Alternative Minimum Tax)

	Industrials - 1.7%

5,000	New Jersey Economic Development Authority, Revenue Refunding Bonds, Kapkowski Road Landfill	No Opt. Call	Baa3	5,227,200
	Project, Series 2002, 5.750%, 10/01/21

	Long-Term Care - 2.2%

	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, House of the Good Shepherd
	Obligated Group, Series 2001:
1,000	5.100%, 7/01/21 - RAAI Insured	7/11 at 100.00	AA	1,043,110
1,500	5.200%, 7/01/31 - RAAI Insured	7/11 at 100.00	AA	1,540,500

2,940	New Jersey Economic Development Authority, GNMA Collateralized Mortgage Revenue Bonds, Victoria	12/11 at 103.00	Aaa	3,066,273
	Health Corporation, Series 2001A, 5.200%, 12/20/36

1,125	New Jersey Economic Development Authority, First Mortgage Revenue Bonds, Winchester Gardens at	11/14 at 100.00	N/R	1,135,046
	Wards Homestead, Series 2004A, 5.750%, 11/01/24

	Materials - 2.0%

6,250	Salem County Pollution Control Financing Authority, New Jersey, Waste Disposal Revenue Bonds, E.I.	11/04 at 100.00	AA-	6,296,875
	DuPont de Nemours and Company - Chambers Works Project, Series 1991A, 6.500%, 11/15/21
	(Alternative Minimum Tax)

	Tax Obligation/General - 10.2%

	Clifton, New Jersey, General Obligation Bonds, Series 2002:
1,700	5.000%, 1/15/21 - FGIC Insured	1/11 at 100.00	AAA	1,784,473
1,625	5.000%, 1/15/22 - FGIC Insured	1/11 at 100.00	AAA	1,695,671

1,000	Essex County, New Jersey, General Obligation Refunding Bonds, Series 1996A-1, 5.000%, 11/15/11 -	11/07 at 101.00	Aaa	1,086,130
	FGIC Insured

1,735	Jersey City, New Jersey, General Obligation Public Improvement Bonds, Series 2003B, 5.000%,	9/11 at 102.00	AAA	1,853,952
	9/01/20 - FSA Insured

3,000	Jersey City, New Jersey, General Obligation Improvement Bonds, Series 2002A, 5.250%, 3/01/13 -	No Opt. Call	AAA	3,389,700
	AMBAC Insured

1,420	Lenape Regional High School District, Burlington County, New Jersey, General Obligation Bonds,	No Opt. Call	Aaa	1,579,395
	Series 2004, 5.000%, 4/01/14 - FGIC Insured

	Middletown Township Board of Education, Monmouth County, New Jersey, Refunding School Bonds:
4,725	5.000%, 8/01/22 - FSA Insured	8/10 at 100.00	AAA	4,922,316
1,500	5.000%, 8/01/27 - FSA Insured	8/10 at 100.00	AAA	1,538,730

5,000	New Jersey, General Obligation Bonds, Series 1992D, 6.000%, 2/15/11	No Opt. Call	AA-	5,805,450

	Sayreville School District, Middlesex County, New Jersey, General Obligation Bonds, Series 2002:
1,470	5.000%, 3/01/24 - FGIC Insured	3/12 at 100.00	AAA	1,534,254
1,545	5.000%, 3/01/25 - FGIC Insured	3/12 at 100.00	AAA	1,605,564

1,285	Tinton Falls Board of Education, Monmouth County, New Jersey, General Obligation Bonds, Series	10/14 at 100.00	Aaa	1,431,439
	2004, 5.000%, 10/15/15 - FSA Insured

	West Deptford Township, New Jersey, General Obligation Bonds, Series 2004:
1,690	5.000%, 9/01/16 - AMBAC Insured	9/14 at 100.00	Aaa	1,870,239
1,865	4.750%, 9/01/18 - AMBAC Insured	9/14 at 100.00	Aaa	1,988,780

	Tax Obligation/Limited - 30.3%

3,320	Atlantic County Improvement Authority, New Jersey, Egg Harbor Township Guaranteed Revenue Bonds,	11/10 at 100.00	Aaa	3,550,275
	The Egg Harbor Township Golf Corporation Project, Series 2000, 5.400%, 11/01/30 - AMBAC Insured

	Bergen County Improvement Authority, New Jersey, Guaranteed Lease Revenue Bonds, County
	Administration Complex Project, Series 2003:
1,510	4.500%, 11/15/12	No Opt. Call	Aaa	1,644,677
1,795	5.000%, 11/15/17	11/13 at 100.00	Aaa	1,986,491
2,000	5.000%, 11/15/18	11/13 at 100.00	Aaa	2,199,180

2,225	Essex County Improvement Authority, New Jersey, General Obligation Lease Revenue Bonds,	10/13 at 100.00	Aaa	2,287,678
	Correctional Facilities Project, Series 2003A, 5.000%, 10/01/28 - FGIC Insured

10,000	Essex County Improvement Authority, New Jersey, Lease Revenue Bonds, Series 2003, 5.000%,	No Opt. Call	Aaa	11,151,500
	12/15/12 - FSA Insured

	Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds,
	Series 2003A:
2,000	5.250%, 11/01/19 - FSA Insured	11/13 at 100.00	AAA	2,202,420
3,000	5.000%, 11/01/20 - FSA Insured	11/13 at 100.00	AAA	3,213,570
3,365	5.000%, 11/01/21 - FSA Insured	11/13 at 100.00	AAA	3,580,865

	Lacey Municipal Utilities Authority, Ocean County, New Jersey, Water Revenue Bonds, Series 2003B:
1,750	5.000%, 12/01/17 - FGIC Insured	12/13 at 100.00	Aaa	1,904,858
1,835	5.000%, 12/01/18 - FGIC Insured	12/13 at 100.00	Aaa	1,985,580
1,000	5.000%, 12/01/19 - FGIC Insured	12/13 at 100.00	Aaa	1,076,470

1,445	Lower Township Municipal Utilities Authority, Cape May County, New Jersey, Revenue Bonds, Series	No Opt. Call	Aaa	1,583,402
	2003D, 5.000%, 12/01/16 - FGIC Insured

1,000	Mansfield Township Board of Education, Warren County, New Jersey, Certificates of Participation,	3/06 at 102.00	AAA	1,072,600
	5.900%, 3/01/15 - MBIA Insured

	Middlesex County Improvement Authority, New Jersey, County Guaranteed Open Space Trust Fund Revenue
	Bonds, Series 2003:
1,000	5.250%, 9/15/16	9/13 at 100.00	AAA	1,115,240
2,000	5.250%, 9/15/18	9/13 at 100.00	AAA	2,211,220
1,000	5.250%, 9/15/21	9/13 at 100.00	AAA	1,088,210

2,500	New Jersey Health Care Facilities Financing Authority, Lease Revenue Bonds, Department of Human	9/13 at 100.00	A+	2,568,075
	Services - Greystone Park Psychiatric Hospital, Series 2003, 5.000%, 9/15/25

7,000	New Jersey Economic Development Authority, Motor Vehicle Surcharge Revenue Bonds, Series 2004A,	7/14 at 100.00	AAA	7,884,170
	5.250%, 7/01/15 - MBIA Insured

1,000	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2001A,	6/11 at 100.00	AAA	1,099,380
	5.250%, 6/15/19 - AMBAC Insured

	New Jersey Economic Development Authority, School Facilities Construction Financing Act Bonds,
	Series 2002C:
4,000	5.000%, 6/15/15 - MBIA Insured	6/12 at 100.00	AAA	4,349,960
5,000	5.000%, 6/15/20 - MBIA Insured	6/12 at 100.00	AAA	5,309,800

3,000	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2003F,	6/13 at 100.00	AAA	3,258,330
	5.250%, 6/15/21 - FGIC Insured

3,600	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2004G,	9/13 at 100.00	AAA	3,917,016
	5.000%, 9/01/17 - MBIA Insured

3,600	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2004B, 5.250%,	No Opt. Call	AAA	4,067,280
	12/15/13 (WI, settling 10/28/04) - FGIC Insured

	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2003C:
3,000	5.500%, 6/15/17	6/13 at 100.00	A+	3,352,530
3,000	5.500%, 6/15/18	6/13 at 100.00	A+	3,345,480

5,670	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2001B, 5.000%,	12/11 at 100.00	AAA	5,958,263
	12/15/21 - MBIA Insured

1,895	North Bergen Township Municipal Utilities Authority, Hudson County, New Jersey, Sewer Revenue	No Opt. Call	AAA	2,347,886
	Refunding Bonds, Series 1993, 7.875%, 12/15/09 - FGIC Insured

1,250	Ocean County Utilities Authority, New Jersey, Wastewater Revenue Refunding Bonds, Series 2000,	1/11 at 101.00	Aa1	1,333,600
	5.000%, 1/01/18

2,000	West Orange Board of Education, Essex County, New Jersey, Certificates of Participation, Series	10/09 at 101.00	Aaa	2,274,060
	1999, 6.000%, 10/01/24 - MBIA Insured

	Transportation - 30.8%

3,275	Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds, Series 2000A, 5.750%,	1/10 at 101.00	AAA	3,630,730
	1/01/29 - AMBAC Insured

2,960	Delaware River Port Authority, Pennsylvania and New Jersey, Revenue Refunding Bonds, Port District	1/12 at 100.00	AAA	3,092,934
	Project, Series 2001A, 5.200%, 1/01/27 - FSA Insured

7,000	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 1995, 5.500%,	1/06 at 102.00	AAA	7,360,570
	1/01/26 - FGIC Insured

3,500	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 1999, 5.750%,	1/10 at 100.00	AAA	3,895,955
	1/01/22 - FSA Insured

3,000	New Jersey Economic Development Authority, Revenue Bonds, American Airlines Inc., Series 1991,	11/04 at 100.00	CCC	1,925,370
	7.100%, 11/01/31 (Alternative Minimum Tax)

	New Jersey Turnpike Authority, Revenue Bonds, Series 2000A:
9,275	5.500%, 1/01/25 - MBIA Insured	1/10 at 100.00	AAA	10,023,400
10,000	5.500%, 1/01/27	1/10 at 100.00	A	10,536,500
2,000	5.500%, 1/01/30 - MBIA Insured	1/10 at 100.00	AAA	2,161,380

9,500	New Jersey Turnpike Authority, Revenue Bonds, Series 2003A, 5.000%, 1/01/19 - FGIC Insured	7/13 at 100.00	AAA	10,213,355

	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
665	6.500%, 1/01/16	No Opt. Call	A	806,658
215	6.500%, 1/01/16 - MBIA Insured	No Opt. Call	AAA	263,876

1,250	Newark Housing Authority, New Jersey, Port Authority Terminal Revenue Bonds, Series 2004, 5.250%,	1/14 at 100.00	AAA	1,357,175
	1/01/21 - MBIA Insured

	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Twenty-Fifth
	Series 2002:
2,280	5.000%, 10/15/26 - FSA Insured	4/12 at 101.00	AAA	2,355,970
5,000	5.000%, 4/15/32 - FSA Insured	4/12 at 101.00	AAA	5,122,650

6,850	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Twenty-First	10/07 at 101.00	AAA	7,245,451
	Series 2000, 5.375%, 10/15/35 - MBIA Insured

	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal
	LLC, Sixth Series 1997:
3,500	7.000%, 12/01/12 (Alternative Minimum Tax) - MBIA Insured	No Opt. Call	AAA	4,204,515
6,605	5.750%, 12/01/22 (Alternative Minimum Tax) - MBIA Insured	12/07 at 102.00	AAA	7,210,084
12,130	5.750%, 12/01/25 (Alternative Minimum Tax) - MBIA Insured	12/07 at 100.00	AAA	13,003,481

2,000	South Jersey Port Corporation, New Jersey, Marine Terminal Revenue Refunding Bonds, Series 2002K,	1/13 at 100.00	A-	2,040,340
	5.100%, 1/01/33

	U.S. Guaranteed*** - 9.7%

4,655	Puerto Rico, The Children's Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2000,	7/10 at 100.00	AAA	5,085,634
	5.750%, 7/01/20 (Pre-refunded to 7/01/10)

10,000	Essex County Improvement Authority, New Jersey, General Obligation Guaranteed Lease Revenue Bonds,	10/10 at 100.00	Aaa	11,663,700
	County Correctional Facility Project, Series 2000, 6.000%, 10/01/25 (Pre-refunded to 10/01/10) -
	FGIC Insured

	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
2,505	6.500%, 1/01/16	No Opt. Call	A***	3,049,736
760	6.500%, 1/01/16 - MBIA Insured	No Opt. Call	AAA	925,270

1,230	Puerto Rico, Public Improvement General Obligation Bonds, Series 2001, 5.125%, 7/01/30	7/11 at 100.00	AAA	1,380,256
	(Pre-refunded to 7/01/11) - FSA Insured

7,500	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A, 5.500%,	10/10 at 101.00	AAA	8,135,400
	10/01/34

	Utilities - 6.8%

2,655	Camden County Pollution Control Financing Authority, New Jersey, Solid Waste Disposal and Resource	12/04 at 100.00	B2	2,653,910
	Recovery System Revenue Bonds, Series 1991B, 7.500%, 12/01/09 (Alternative Minimum Tax)

3,500	Camden County Pollution Control Financing Authority, New Jersey, Solid Waste Disposal and Resource	12/04 at 100.00	B2	3,498,250
	Recovery System Revenue Bonds, Series 1991A, 7.500%, 12/01/10 (Alternative Minimum Tax)

2,055	Mercer County Improvement Authority, New Jersey, Solid Waste Revenue Bonds, Regional Sludge	12/13 at 100.00	AAA	2,272,747
	Project, Series 2003, 5.000%, 12/15/14 - FGIC Insured

400	New Jersey Economic Development Authority, Pollution Control Revenue Bonds, Jersey Power and Light	1/05 at 101.50	Baa3	412,160
	Company, Series 1985, 7.100%, 7/01/15

5,950	Puerto Rico Electric Power Authority, Power Revenue Refunding Bonds, Series 1999FF, 5.250%,	7/09 at 101.50	AAA	6,667,331
	7/01/13 - MBIA Insured

2,500	Salem County Pollution Control Financing Authority, New Jersey, Pollution Control Revenue Refunding	4/12 at 101.00	Baa1	2,622,000
	Bonds, PSEG Power LLC Project, Series 2001A, 5.750%, 4/01/31 (Alternative Minimum Tax)

3,000	Union County Utilities Authority, New Jersey, Solid Waste Facility Senior Lien Revenue Bonds, Ogden	6/08 at 101.00	AAA	3,058,350
	Martin Systems of Union Inc., Series 1998A, 5.000%, 6/01/23 (Alternative Minimum Tax) - AMBAC
	Insured

	Water and Sewer - 5.7%

3,000	Jersey City Municipal Utilities Authority, Hudson County, New Jersey, Sewer Revenue Bonds, Series	7/08 at 102.00	AAA	3,176,070
	2001A-2, 5.200%, 7/15/21 (Alternative Minimum Tax) - FGIC Insured

7,500	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, American Water Company,	5/06 at 102.00	Aaa	8,005,200
	Series 1996, 6.000%, 5/01/36 (Alternative Minimum Tax) - FGIC Insured

	North Hudson Sewer Authority, New Jersey, Sewer Revenue Refunding Bonds, Series 2002A:
3,000	5.250%, 8/01/16 - FGIC Insured	8/12 at 100.00	Aaa	3,308,280
3,000	5.250%, 8/01/18 - FGIC Insured	8/12 at 100.00	Aaa	3,282,690

$436,268	Total Long-Term Investments (cost $442,887,972) - 147.9%			463,001,022

	Other Assets Less Liabilities - 3.8%			12,124,030

	Preferred Shares, at Liquidation Value - (51.7)%			(162,000,000)

	Net Assets Applicable to Common Shares - 100%			$313,125,052

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common
	shares.
*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
	There may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government
	agency securities which ensures the timely payment of principal and interest. Such securities are
	normally considered to be equivalent to AAA rated securities.
N/R	Investment is not rated.
(WI)	Security purchased on a when-issued basis.

	Income Tax Information

	The following information is presented on an income tax basis. Differences between amounts for financial
	statement and federal income tax purposes are primarily due to timing differences in recognizing income
	on taxable market discount securities and timing differences in recognizing certain gains and losses on
	security transactions.

	At September 30, 2004, the cost of investments was $442,836,337.

	Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2004,
	were as follows:

	Gross unrealized:
	Appreciation	$22,249,215
	Depreciation	(2,084,530)

	Net unrealized appreciation of investments	$20,164,685

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen New Jersey Investment Quality Municipal Fund, Inc.

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         11/29/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (Principal Executive Officer)

Date         11/29/04

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (Principal Financial Officer)

Date         11/29/04

* Print the name and title of each signing officer under his or her signature.